DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of Deposits and Obligations [Abstract]
Disclosure of deposits from customers [text block]
13	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Demand deposits	32,515,163	29,770,276
Time deposits (c)	30,426,744	30,184,314
Saving deposits	32,593,979	28,633,099
Severance indemnity deposits	7,571,375	7,170,934
Bank’s negotiable certificates	876,863	959,051
Total	103,984,124	96,717,674
Interest payable	567,186	452,737
Total	104,551,310	97,170,411

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)    The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2018	2017
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	29,552,904	26,786,474
In other countries	2,696,702	2,596,435
	32,249,606	29,382,909

Interest-bearing -
In Peru	63,938,399	60,372,602
In other countries	7,796,119	6,962,163
	71,734,518	67,334,765

Total	103,984,124	96,717,674

c)	The balance of time deposits classified by maturity is as follows:

	2018	2017
	S/(000)	S/(000)

Up to 3 months	14,771,836	15,152,619
From 3 months to 1 year	8,177,435	8,735,918
From 1 to 3 years	4,506,612	3,478,314
From 3 to 5 years	846,696	702,962
More than 5 years	2,124,165	2,114,501
Total	30,426,744	30,184,314

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2018 and 2017.

At December 31, 2018 and 2017, of the total balance of deposits and obligations, approximately S/33,571.8 million and S/30,064.8 million, respectively, are secured by the Peruvian “Fondo de Seguro de Depósitos” (Deposit Insurance Fund). At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depósitos” totaled S/100,864 and S/97,529, respectively.